Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended				4 Months Ended	8 Months Ended	12 Months Ended							12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2012	May 31, 2011	Apr. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011	Sep. 01, 2006 sqft	Dec. 31, 2012 Convertible notes payable	Dec. 31, 2011 Convertible notes payable	Jul. 31, 2011 Convertible notes payable	Dec. 31, 2012 Notes Payable Maturities 2018	Sep. 30, 2010 Notes Payable Maturities 2018	Dec. 31, 2011 Test Products International	Jan. 31, 2011 International Electronic Devices, Inc	Sep. 30, 2010 International Electronic Devices, Inc	Mar. 31, 2011 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc	Dec. 31, 2012 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc
Related Party Transaction [Line Items]
Occupy area of land										61,380
Rent expense					$ 40,250	$ 40,000	$ 40,250
Equity in profit (loss) of unconsolidated affiliate							59,623	41,472
Notes receivable related party									617,975							192,508			187,208
Debt, face amount					0		35,000	0			0		35,000		14,000,000						14,000,000
Debt principal amount																	300,000		192,508	1,200,000		1,200,000
Debt forgiveness of acrued interest amount				742,729
Debt maturity date				May 15, 2018														May 15, 2018
Debt forgiveness of principal and interest				1,588,063														2,312,792
Debt principal total amount																		1,500,000
Debt periodic payment																					30,000	200,000
Debt principal payment due																						1,200,000
Debt settlement of shares																						33,333
Debt conversion price									$ 5.10				$ 5.1							$ 6		$ 6
Debt principal payment														3,000,000
(b) Acquisition Note Payable					10,303,683		7,303,683	10,303,683
Warrants exercised			23,333
Warrants exercise price			$ 0.3
Proceeds from warrant exercises			7,000
Percentage of outstanding common stock owned by a beneficial owner exercising warrants one	8.00%	5.00%
Warrants exercised one		10,000
Warrants exercise price one		$ 0.30
Cash received upon exercise of warrants one		3,000
Percentage of outstanding common stock owned by a beneficial owner exercising warrants two		8.00%
Warrants exercised two	10,071	133,333
Warrants exercise price two	$ 0.30	$ 0.30
Cash received upon exercise of warrants two	3,021	40,000
Accrues interest									6.00%				6.00%
Convertible notes payable related party											$ 0	$ 35,000